VIA EDGAR                                April 14, 2021
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company ("Registrant")
    Symetra Deferred Variable Annuity Account ("Depositor") (File No. 811-04961)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Deferred Variable Annuity Account, we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940, that the annual reports for the underlying funds have been transmitted to contract owners accordingly.

We incorporate by reference the following semi-annual reports for the underlying funds:

Fund Company	1940 Act Registration No.
Deutsche DWS Variable Series I	811-04257
Deutsche DWS Variable Series II	811-05002
Pioneer Variable Contracts Trust /MA/	811-08786

If you have any questions regarding this filing, please contact me at (515) 471-8159.

Sincerely,

/s/ Darlene K. Chandler

Darlene K. Chandler
Senior Vice President and Associate General Counsel